UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-03313

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/07

Date of reporting period:  05/31/07

Item 1 - Schedule of Investments

Schedule of Investments May 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE+

U.S. Government Agency Obligations - 27.6%
Federal Farm Credit Bank
5.240%, 06/05/2007 (a)	$97,000	$96,988
5.230%, 08/24/2007 (a)	48,000	47,992
Federal Home Loan Bank
5.131%, 06/06/2007 (a)	100,000	100,000
5.240%, 07/18/2007 (a)	1,995	1,995
5.250%, 10/03/2007	99,500	99,487
5.400%, 04/09/2008	20,000	20,000
5.375%, 05/05/2008	63,500	63,500
Federal Home Loan Mortgage Corporation
5.220%, 06/19/2007 (a)	135,000	134,998
5.173%, 06/27/2007 (a)	225,000	224,965
5.215%, 07/06/2007 (a)	49,000	48,998
Federal National Mortgage Association
5.115%, 06/01/2007	42,500	42,500
5.195%, 06/01/2007	10,000	10,000
5.190%, 06/01/2007	200,000	200,000
5.133%, 06/05/2007 (b)	9,000	8,995
5.163%, 06/15/2007 (b)	7,941	7,925
5.210%, 06/21/2007 (a)	112,500	112,498
5.060%, 06/29/2007	51,961	51,756
5.195%, 07/02/2007	35,610	35,451
5.010%, 08/31/2007	82,693	81,646
5.090%, 12/28/2007	50,000	48,536
5.015%, 01/15/2008	25,000	24,206
5.000%, 05/12/2008	195,000	185,629
Total U.S. Government Agency Obligations
(Cost $1,648,065)		1,648,065

Repurchase Agreements - 75.8%
Bank of America
5.290%, dated 05/31/2007, matures 06/01/2007, repurchase price $750,110 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $765,000)	750,000	750,000
Barclays
5.270%, dated 05/31/2007, matures 06/01/2007, repurchase price $400,059 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $408,001)	400,000	400,000
BNP Paribas
5.280%, dated 05/31/2007, matures 06/01/2007, repurchase price $1,400,205 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $1,428,004)	1,400,000	1,400,000
CS First Boston
5.280%, dated 05/31/2007, matures 06/01/2007, repurchase price $700,103 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $714,006)	700,000	700,000
Merrill Lynch
5.270%, dated 05/31/2007, matures 06/01/2007, repurchase price $600,088 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $612,003)	600,000	600,000
UBS Warburg
5.280%, dated 05/31/2007, matures 06/01/2007, repurchase price $679,807 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $693,303)	679,707	679,707
Total Repurchase Agreements
(Cost $4,529,707)		4,529,707

Total Investments - 103.4%
(Cost $6,177,772)		6,177,772
Other Assets and Liabilities, Net - (3.4)%		(204,265)
Total Net Assets - 100.0%		$5,973,507

+
Investment securities held are stated at amortized cost, which approximates market value.  Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.  In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's pricing services.  These values are then compared to the securities' amortized cost.  Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing agent.  If the differences between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 50% of the allowable 0.5% threshold, the fund's administrator will notify the fund's board of directors.  The board of directors will then determine what action, if any, to take.

(a)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2007. The date shown is the next reset date.
(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2007.

	Schedule of Investments May 31, 2007 (unaudited), all dollars are rounded to thousands (000)

	Prime Obligations Fund

	DESCRIPTION			PAR	VALUE+

	Commercial Paper - 18.2%
	Asset-Backed (a) - 6.0%
	Chesham Finance
	5.190%, 06/01/2007			$20,000	$20,000
	5.195%, 10/11/2007			196,000	192,267
	5.190%, 10/12/2007			100,000	98,083
	Concord Minutemen Capital, Series A
	5.240%, 07/09/2007			61,972	61,629
	Falcon Asset Securitization Corporation
	5.270%, 06/07/2007			101,419	101,330
	Scaldis Capital LLC
	5.240%, 06/13/2007			75,000	74,869
	5.270%, 06/25/2007			100,000	99,649
	Sheffield Receivables Corporation
	5.260%, 06/05/2007			125,000	124,927
	5.265%, 06/25/2007			50,000	49,824
	Thames Asset Securitization Corporation
	5.250%, 06/20/2007			75,000	74,792
	5.270%, 06/29/2007			50,000	49,795
	5.240%, 07/20/2007			25,000	24,822
	Variable Funding Corporation (Guarantor: Wachovia Bank)
	5.260%, 06/19/2007			50,000	49,868
	Windmill Funding Corporation
	5.265%, 07/02/2007			50,000	49,773
					1,071,628
	Non Asset-Backed - 0.4%
	JP Morgan Chase
	5.240%, 06/19/2007			75,000	74,803

	Secured Liquidity Notes (a) - 11.8%
	Fenway Funding
	5.380%, 06/01/2007			155,000	155,000
	5.230%, 09/28/2007			52,665	51,755
	KKR Atlantic Funding
	5.300%, 06/01/2007			150,000	150,000
	5.280%, 06/18/2007			99,418	99,169
	5.300%, 06/22/2007			100,000	99,691
	5.300%, 06/27/2007			100,000	99,617
	KKR Pacific Funding
	5.290%, 06/14/2007			100,000	99,809
	5.300%, 06/22/2007			234,049	233,325
	Nelnet Student Funding
	5.240%, 06/08/2007			100,000	99,898
	5.250%, 06/11/2007			101,418	101,270
	5.290%, 06/14/2007			56,114	56,007
	5.290%, 06/21/2007			165,583	165,096
	Ocala Funding
	5.300%, 06/04/2007			108,500	108,452
	5.295%, 06/19/2007			75,000	74,801
	5.300%, 06/19/2007			34,000	33,910
	5.300%, 06/20/2007			50,000	49,860
	5.295%, 07/25/2007			100,000	99,206
	5.285%, 08/14/2007			100,000	98,914
	Ottimo Funding
	5.310%, 06/28/2007			35,095	34,955
	Rams Funding
	5.310%, 06/04/2007			60,358	60,331
	5.310%, 06/06/2007			75,000	74,945
	5.310%, 06/21/2007			50,000	49,853
					2,095,864
	Total Commercial Paper
	(Cost $3,242,295)				3,242,295

	Certificates of Deposit - 18.1%
	American Express
	5.280%, 06/04/2007			100,000	100,000
	Barclays Bank NY
	5.313%, 01/16/2008			100,000	100,001
	5.380%, 02/15/2008			100,000	100,000
	5.350%, 05/05/2008			100,000	100,000
	5.300%, 05/22/2008			100,000	100,000
	Calyon NY
	5.316%, 06/25/2007 (b)			50,000	50,001
	Canadian Imperial Bank NY
	5.290%, 06/29/2007			50,000	50,000
	Credit Suisse First Boston
	5.305%, 07/10/2007			100,000	100,000
	5.280%, 05/12/2008			100,000	100,000
	5.270%, 05/19/2008			100,000	100,000
	5.310%, 05/22/2008			100,000	100,000
	Dexia Bank
	5.255%, 06/01/2007			300,000	300,000
	HBOS Treasury NY
	5.300%, 11/15/2007			100,000	100,000
	5.280%, 05/21/2008			100,000	100,000
	5.310%, 05/22/2008			100,000	100,000
	Lloyds Bank NY
	5.300%, 01/16/2008			100,000	100,000
	5.350%, 01/25/2008			100,000	100,000
	5.350%, 02/15/2008			100,000	100,000
	Rabobank Netherland NY
	5.615%, 06/26/2007			50,000	50,000
	5.660%, 07/03/2007			100,000	100,000
	Royal Bank of Scotland
	5.305%, 12/17/2007			100,000	100,000
	5.368%, 01/29/2008			100,000	100,000
	5.250%, 05/19/2008			100,000	100,000
	Svenska Handelsbanken NY
	5.690%, 07/23/2007			100,000	100,000
	5.345%, 09/21/2007			100,000	100,000
	5.365%, 10/26/2007			100,000	99,992
	5.350%, 02/14/2008			50,000	50,000
	UBS Stamford
	5.290%, 06/04/2007			100,000	100,000
	5.290%, 06/19/2007			100,000	100,000
	5.290%, 06/29/2007			100,000	100,000
	5.290%, 06/29/2007			100,000	100,000
	Wells Fargo
	5.600%, 06/22/2007			75,000	75,000
	5.410%, 08/31/2007			50,000	50,005
	Total Certificates of Deposit
	(Cost $3,224,999)				3,224,999

	Extendible Floating Rate Corporate Notes (a) (b) - 16.2%
	Allstate Global Funding
	5.320%, 06/04/2007			65,000	65,000
	5.290%, 06/11/2007			75,000	75,000
	5.320%, 06/27/2007			69,000	69,000
	5.330%, 06/27/2007			100,000	100,000
	Bayerische Landesbank NY
	5.370%, 06/24/2007			300,000	300,000
	BNP Paribas NY
	5.310%, 06/26/2007			124,000	124,000
	5.350%, 08/19/2007			100,000	100,000
	Danske Bank
	5.290%, 06/30/2007			100,000	100,000
	General Electric Capital Corporation
	5.445%, 06/17/2007			200,000	200,000
	5.280%, 06/24/2007			100,000	100,000
	HBOS
	5.290%, 06/07/2007			50,000	50,000
	Lloyds TSB Bank
	5.290%, 06/06/2007			100,000	100,000
	Marshall & Isley
	5.320%, 06/15/2007			50,000	50,000
	Metlife Global Funding
	5.350%, 06/07/2007			85,000	85,000
	5.430%, 06/28/2007			95,000	95,000
	5.310%, 06/30/2007			100,000	100,000
	Morgan Stanley Dean Witter
	5.380%, 06/15/2007			100,000	100,000
	5.410%, 06/27/2007			95,000	95,000
	Royal Bank of Canada NY
	5.310%, 06/01/2007			100,000	100,000
	Royal Bank of Canada
	5.290%, 06/06/2007			125,000	125,000
	5.330%, 06/22/2007			259,000	259,000
	Societe Generale
	5.310%, 06/02/2007			34,000	34,000
	Svenska Handelsbanken NY
	5.290%, 06/21/2007			95,000	95,000
	5.290%, 06/30/2007			60,000	60,000
	UBS AG
	5.290%, 06/16/2007			100,000	100,000
	Wells Fargo
	5.330%, 06/15/2007			100,000	100,000
	Westlb AG NY
	5.400%, 06/30/2007			100,000	100,000
	Total Extendible Floating Rate Corporate Notes
	(Cost $2,881,000)				2,881,000

	Structured Investment Vehicles (a) - 14.3%
	Axon Financial Funding
	5.330%, 06/01/2007 (b)			100,000	100,000
	5.280%, 06/04/2007			50,000	49,978
	5.310%, 06/11/2007 (b)			100,000	99,990
	5.270%, 07/11/2007			27,701	27,539
	5.270%, 07/20/2007			40,000	39,713
	5.280%, 07/26/2007			50,000	49,597
	5.400%, 06/05/2008 (d)			100,000	100,000
	Beta Finance
	5.300%, 06/01/2007 (b)			90,000	89,977
	5.310%, 06/01/2007 (b)			112,000	111,996
	5.310%, 05/27/2008			100,000	99,990
	Carrera Capital Finance
	5.320%, 06/01/2007 (b)			100,000	99,992
	5.330%, 06/01/2007 (b)			100,000	100,000
	5.330%, 06/01/2007 (b)			75,000	75,000
	5.330%, 06/01/2007 (b)			60,000	60,000
	CC USA
	5.310%, 06/01/2007 (b)			90,000	89,998
	Cheyne Finance LLC
	5.310%, 06/01/2007 (b)			100,000	99,985
	5.313%, 06/01/2007 (b)			100,000	99,986
	5.318%, 06/01/2007 (b)			50,000	49,995
	5.306%, 07/10/2007 (b)			100,000	99,986
	5.348%, 01/25/2008			100,000	99,992
	5.353%, 01/25/2008			100,000	99,989
	K2 USA LLC
	5.315%, 06/01/2007 (b)			50,000	50,000
	5.320%, 06/01/2007 (b)			65,000	64,997
	5.325%, 06/01/2007 (b)			50,000	49,998
	5.383%, 06/01/2007 (b)			50,000	50,000
	Links Finance LLC
	5.323%, 06/01/2007 (b)			100,000	99,999
	5.325%, 06/01/2007 (b)			100,000	99,999
	5.328%, 06/01/2007 (b)			100,000	99,998
	Sigma Finance
	5.315%, 06/01/2007 (b)			100,000	99,991
	5.315%, 06/01/2007 (b)			100,000	99,994
	5.320%, 06/01/2007 (b)			100,000	99,999
	Total Structured Investment Vehicles
	(Cost $2,558,678)				2,558,678

	Master Notes - 7.0%
	Bank of America Securities Master Note
	5.373%, 06/01/2007 (b)			200,000	200,000
	Bear Stearns Master Note
	5.370%, 06/01/2007 (c)			200,000	200,000
	5.438%, 06/01/2007 (b)			200,000	200,000
	5.438%, 07/03/2007 (b) (d)			200,000	200,000
	Citigroup Global Markets
	5.383%, 06/01/2007 (b)			450,000	450,000
	Total Master Notes
	(Cost $1,250,000)				1,250,000

	Structured Notes (a) (b) - 5.3%
	Carlyle Capital Investment
	5.405%, 06/14/2007			110,000	109,995
	5.417%, 08/03/2007			100,000	100,000
	Paragon Mortgages
	Series 12A, Class A1
	5.310%, 06/15/2007			94,089	94,089
	Series 13A, Class A1
	5.310%, 06/15/2007			72,109	72,109
	Series 2007-1
	5.320%, 06/15/2007			65,000	65,000
	Parcs Master Trust
	Series 2007-1
	5.350%, 06/20/2007			250,000	250,000
	Pyxis Master Trust
	Series 2006-4
	5.330%, 06/20/2007			100,000	100,000
	Series 2007-3
	5.370%, 08/23/2007			75,000	75,000
	Wachovia Asset Securitization
	Series 2004-HM2A, Class AMM
	5.310%, 06/25/2007			30,442	30,442
	Series 2005-HM1A, Class AMM
	5.310%, 06/25/2007			41,391	41,391
	Total Structured Notes
	(Cost $938,026)				938,026

	Euro Time Deposit - 4.7%
	KBC Bank
	5.270%, 06/01/2007			841,169	841,169
	(Cost $841,169)

	Corporate Notes - 4.2%
	Credit Suisse First Boston
	5.400%, 12/21/2007			78,500	78,500
	General Electric Capital Corporation
	5.445%, 06/09/2007 (b)			300,000	300,000
	MBIA Global Funding
	5.280%, 06/23/2007 (a)(b)			100,000	99,997
	5.410%, 02/11/2008			100,000	100,000
	Morgan Stanley Dean Witter
	5.363%, 06/01/2007 (b)			75,000	75,000
	5.373%, 06/01/2007 (b)			100,000	100,000
	Total Corporate Notes
	(Cost $753,497)				753,497

	Floating Rate Funding Agreements (b) - 4.0%
	ING USA Life
	5.420%, 06/15/2007 (c)			125,000	125,000
	5.390%, 06/19/2007 (c)			150,000	150,000
	Metlife
	5.420%, 06/07/2007			100,000	100,000
	Transamerica Occidental
	5.390%, 06/02/2007 (c)			225,000	225,000
	Travelers Insurance Company
	5.410%, 06/07/2007			80,000	80,000
	United of Omaha
	5.420%, 06/28/2007			25,000	25,000
	Total Floating Rate Funding Agreements
	(Cost $705,000)				705,000

	Weekly Variable Rate Demand Notes (b) - 0.4%
	California Housing Finance Agency Revenue, Series R (AMBAC)
	5.350%, 06/07/2007			45,575	45,575
	Franklin County Ohio Health Care Facilities Revenue, Presbyterian, Series C
	5.350%, 06/07/2007			10,045	10,045
	Frisch School
	5.350%, 06/07/2007			12,100	12,100
	Illinois Finance Authority Revenue, Windsor Park
	5.350%, 06/07/2007			9,200	9,200
	Total Weekly Variable Rate Demand Notes
	(Cost $76,920)				76,920

	Repurchase Agreements - 9.2%
	Bank of America
	5.383%, dated 05/31/2007, matures 06/01/2007,
	repurchase price $350,052 (collateralized by Various securities:
	Total market value $367,500)			350,000	350,000
	Barclays
	5.353%, dated 05/31/2007, matures 06/01/2007,
	repurchase price $100,015 (collateralized by Various securities:
	Total market value $104,905)			100,000	100,000
	Deutsche Bank
	5.403%, dated 05/31/2007, matures 06/01/2007,
	repurchase price $450,068 (collateralized by Various securities:
	Total market value $472,500)			450,000	450,000
	Goldman Sachs
	5.403%, dated 05/31/2007, matures 06/01/2007,
	repurchase price $450,068 (collateralized by Various securities:
	Total market value $472,500)			450,000	450,000
	Goldman Sachs
	5.413%, dated 05/31/2007, matures 06/01/2007,
	repurchase price $100,015 (collateralized by Various securities:
	Total market value $105,000)			100,000	100,000
	UBS Warburg
	5.050%, dated 05/31/2007, matures 06/01/2007,
	repurchase price $78,341 (collateralized by Various securities:
	Total market value $79,898)			78,330	78,330
	UBS Warburg
	5.280%, dated 05/31/2007, matures 06/01/2007,
	repurchase price $120,311 (collateralized by Various securities:
	Total market value $121,700)			120,293	120,293
	Total Repurchase Agreements
	(Cost $1,648,623)				1,648,623
	Total Investments - 101.6%
	(Cost $18,120,207)				18,120,207
	Other Assets and Liabilities, Net - (1.6)%				(288,908)
	Total Net Assets - 100.0%				$17,831,299

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 50% of the allowable 0.5% threshold, the fund's administrator will notify the fund's board of directors. The board of directors will then determine what action, if any, to take.

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the funds' board of directors.  As of May 31, 2007, the value of these investments was $9,645,193 or 54.1% of total net assets.

(b)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2007. The date shown is the next reset date.

(c)
Illiquid Security - A security may be considered illiquid if it lacks a readily available market.   As of May 31, 2007 the value of these investments was $700,000 or 3.9% of total net assets.  Information concerning the illiquid securities is as follows:

			Date
	Security	Par	Acquired	Cost Basis
	Bear Stearns Master Note
	5.370%, 06/01/2007	200,000	5/2007	200,000
	ING USA Life
	5.420%, 06/15/2007	125,000	9/2006	125,000
	5.390%, 06/19/2007	150,000	5/2006	150,000
	Transamerica Occidental
	5.390%, 06/02/2007	225,000	3/2007	225,000

(d)	Securities purchased on a when-issued basis - The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of May 31, 2007, the value of these investments was $300,000 or 1.7% of total net assets.

AMBAC - American Municipal Bond Assurance Corporation
LOC - Letter of Credit

	Schedule of Investments May 31, 2007 (unaudited), all dollars are rounded to thousands (000)

	Tax Free Obligations Fund

	DESCRIPTION	PAR	VALUE+

	Municipal Bonds - 100.3%
	Alabama - 1.7%
	Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank)
	3.780%, 06/07/2007 (a)	$6,000	$6,000
	Infirmary Health Systems Special Care Facilities Financing Authority, Series B (LOC: Regions Bank)
	3.750%, 06/07/2007 (a)	15,000	15,000
	Mobile Industrial Development Board, Dock & Wharf Revenue, Holnam Project, Series B (LOC: Wachovia Bank)
	3.760%, 06/07/2007 (a)	18,100	18,100
			39,100
	Arizona - 0.4%
	Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: J.P. Morgan Chase Bank)
	3.750%, 06/07/2007 (a)	8,700	8,700

	Arkansas - 0.3%
	Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
	3.780%, 06/07/2007 (a)	6,390	6,390

	California - 3.3%
	ABN AMRO Munitops Certificates Trust (General Obligation) (INS: AMBAC) (SPA: ABN AMRO Bank)
	3.770%, 05/17/2008 (a) (b)	17,530	17,530
	ABN AMRO Munitops Certificates Trust, Series 1999-7 (INS: MBIA) (SPA: ABN AMRO Bank)
	3.780%, 06/07/2007 (a) (b)	6,000	6,000
	California State Department of Water Resources Power Supply, Series F-5 (LOC: Citibank)
	3.850%, 06/01/2007 (a)	60	60
	California State, Daily Kindergarten, Series A-3 (General Obligation) (LOC: Citibank) (LOC: California State)
	3.760%, 06/01/2007 (a)	7,100	7,100
	California State, Series A-1 (LOC: WestLB) (LOC: J.P. Morgan Chase Bank)
	3.760%, 06/01/2007 (a)	23,600	23,600
	California State, Series A-3 (General Obligation) (LOC: WestLB) (LOC: J.P. Morgan Chase Bank)
	3.860, 06/01/2007 (a)	21,500	21,500
			75,790
	Colorado - 2.5%
	Colorado Educational & Cultural Facilities, Linfield Christian School (LOC: Evangelical Christian) (LOC: Wescorp Credit Union)
	3.790%, 06/07/2007 (a)	18,750	18,750
	Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
	3.790%, 06/07/2007 (a)	5,000	5,000
	Colorado Health Facilities Authority, Adventist Health, Sunbelt, Series B (LOC: Suntrust Bank)
	3.750%, 06/07/2007 (a)	9,000	9,000
	Colorado Health Facilities Authority, Bethesda Living Centers (LOC: LaSalle Bank)
	3.750%, 06/07/2007 (a)	8,725	8,725
	Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
	3.790%, 06/07/2007 (a)	5,040	5,040
	Colorado Health Facilities Authority, Christian Living Community, Series C-1 (LOC: Citibank) (LOC: Sovereign Bank)
	3.780%, 06/07/2007 (a)	7,000	7,000
	Moffat County Pollution Control (INS: AMBAC) (SPA: Bank of New York)
	3.800%, 06/07/2007 (a)	5,570	5,570
			59,085
	District of Columbia - 0.8%
	District of Columbia, American Society, Series A (LOC: Wachovia Bank)
	3.810%, 06/07/2007 (a)	10,000	10,000
	District of Columbia, The Washington Home (LOC: Wachovia Bank)
	3.770%, 06/07/2007 (a)	9,200	9,200
			19,200
	Florida - 6.4%
	ABN AMRO Munitops Certificates Trust, Series 1999-11 (INS: FGIC) (SPA: ABN AMRO Bank)
	3.840%, 06/14/2007 (b)	10,000	9,996
	Broward County School Board (Certificate of Participation) (INS: FGIC)
	3.820%, 06/07/2007 (a) (b)	4,990	4,990
	Highlands County Health Facilities Authority, Adventist Health Systems, Series A (INS: FSA) (SPA: Dexia Credit)
	3.750%, 06/07/2007 (a)	10,000	10,000
	Highlands County Health Facilities, Adventist Health Systems, Sunbelt, Series A (INS: FGIC) (SPA: Bank One)
	3.750%, 06/07/2007 (a)	11,700	11,700
	Hillsborough Community College (LOC: Bank of America)
	3.810%, 06/07/2007 (a)	17,300	17,300
	Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
	3.780%, 06/07/2007 (a)	3,450	3,450
	Miami-Dade County Educational Facilities Authority (INS: AMBAC)
	3.820%, 06/07/2007 (a) (b)	23,350	23,350
	Orange County Health Facilities Authority, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank)
	3.750%, 06/07/2007 (a)	31,200	31,200
	Seminole County Industrial Development Authority, Masters Academy Project (LOC: Allied Irish Bank, PLC)
	3.780%, 06/07/2007 (a)	2,985	2,985
	St. Petersburg Health Facilities Authority, All Childrens, Series C (LOC: Bank of America)
	3.770%, 06/07/2007 (a)	4,200	4,200
	St. Petersburg Health Facilities Authority, Menorah Manor Project (LOC: Suntrust Bank)
	3.750%, 06/07/2007 (a)	6,950	6,950
	Tampa Prep School Project (LOC: Suntrust Bank)
	3.770%, 06/07/2007 (a)	15,755	15,755
	Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank)
	3.760%, 06/07/2007 (a)	5,900	5,900
			147,776
	Georgia - 2.4%
	Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank)
	3.810%, 06/07/2007 (a)	9,960	9,960
	Fulton County Development Authority (GTY: Citibank)
	3.820%, 06/07/2007 (a) (b)	16,000	16,000
	Fulton County Development Authority, Catholic Education, North Georgia (LOC: Wachovia Bank)
	3.810%, 06/07/2007 (a)	14,170	14,170
	Fulton County Development Authority, Metro Atlanta YMCA (LOC: Wachovia Bank)
	3.810%, 06/07/2007 (a)	2,850	2,850
	Fulton County Development Authority, Pace Academy Project (LOC: Bank of America)
	3.760%, 06/07/2007 (a)	1,725	1,725
	Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank)
	3.750%, 06/07/2007 (a)	1,130	1,130
	Thomasville Hosptial Authority, J.D. Archbold (LOC: Suntrust Bank)
	3.760%, 06/07/2007 (a) (b)	10,350	10,350
			56,185
	Idaho - 0.2%
	Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
	3.810%, 06/07/2007 (a)	3,930	3,930

	Illinois - 18.9%
	Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
	3.750%, 06/07/2007 (a)	5,660	5,660
	Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
	3.790%, 06/07/2007 (a)	2,600	2,600
	Chicago, Series B-1 (General Obligation) (INS: FSA) (SPA: J.P. Morgan Chase Bank)
	3.780%, 06/07/2007 (a)	62,000	62,000
	Cook County, Bernard Zell Anshe Emet (LOC: J.P. Morgan Chase Bank)
	3.790%, 06/07/2007 (a)	7,800	7,800
	Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings)
	3.790%, 06/07/2007 (a)	12,000	12,000
	Illinois Development Finance Authority (LOC: Northern Trust)
	3.860%, 06/07/2007 (a)	3,500	3,500
	Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC)
	4.040%, 06/07/2007 (a)	6,740	6,740
	Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
	3.790%, 06/07/2007 (a)	4,375	4,375
	Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
	3.790%, 06/07/2007 (a)	6,255	6,255
	Illinois Development Finance Authority, Loyola Academy (LOC: J.P. Morgan Chase Bank)
	3.790%, 06/07/2007 (a)	4,300	4,300
	Illinois Development Finance Authority, Mount Caramel High School Project (LOC: J.P. Morgan Chase Bank)
	3.790%, 06/07/2007 (a)	15,000	15,000
	Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank)
	3.780%, 06/07/2007 (a)	16,000	16,000
	Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank)
	3.790%, 06/07/2007 (a)	10,000	10,000
	Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank)
	3.790%, 06/07/2007 (a)	14,500	14,500
	Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
	3.790%, 06/07/2007 (a)	5,000	5,000
	Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
	3.790%, 06/07/2007 (a)	3,550	3,550
	Illinois Educational Facilities Authority, Chicago Zoological Society (LOC: Northern Trust)
	3.790%, 06/07/2007 (a)	5,000	5,000
	Illinois Finance Authority, Kohl Children's Museum (LOC: Fifth Third Bank)
	3.790%, 06/07/2007 (a)	7,140	7,140
	Illinois Finance Authority, Landing at Plymouth Place, Series B (LOC: Sovereign Bank) (LOC: Lloyd's TSB Bank)
	3.750%, 06/07/2007 (a)	15,000	15,000
	Illinois Finance Authority, Landing at Plymouth Place, Series C (LOC: LaSalle Bank)
	3.750%, 06/07/2007 (a)	6,400	6,400
	Illinois Finance Authority, Loyola University Health Systems, Series B (LOC: Harris Bank)
	3.760%, 06/07/2007 (a)	15,000	15,000
	Illinois Finance Authority, Luther Oaks, Series C (LOC: Fifth Third Bank)
	3.770%, 06/07/2007 (a)	6,500	6,500
	Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
	3.790%, 06/07/2007 (a)	3,600	3,600
	Illinois Finance Authority, Presbyterian Homes (LOC: Northern Trust)
	3.790%, 06/07/2007 (a)	7,135	7,135
	Illinois Finance Authority, Rest Haven Christian, Series B (LOC: Sovereign Bank) (LOC: KBC Bank)
	3.780%, 06/07/2007 (a)	12,260	12,260
	Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
	3.780%, 06/07/2007 (a)	7,020	7,020
	Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
	3.790%, 06/07/2007 (a)	6,400	6,400
	Illinois Finance Authority, Smith Village, Series C (LOC: LaSalle Bank)
	3.770%, 06/07/2007 (a)	10,500	10,500
	Illinois Finance Authority, St. Ignatius College (LOC: J.P. Morgan Chase Bank)
	3.790%, 06/07/2007 (a)	6,500	6,500
	Illinois Finance Authority, The Catherine Cook School Project (LOC: Northern Trust)
	3.800%, 06/07/2007 (a)	4,745	4,745
	Illinois Finance Authority, Thresholds Project (LOC: Northern Trust)
	3.790%, 06/07/2007 (a)	8,000	8,000
	Illinois Health Facilities Authority Lifelink (LOC: Sovereign Bank) (LOC: Fifth Third Bank)
	3.750%, 06/07/2007 (a)	1,265	1,265
	Illinois Health Facilities, Central Baptist Home, Series B (LOC: Allied Irish Bank, PLC)
	3.780%, 06/07/2007 (a)	3,010	3,010
	Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank)
	3.810%, 06/07/2007 (a)	13,355	13,355
	Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC)
	3.780%, 06/07/2007 (a)	12,760	12,760
	Illinois Health Facilities, Series B (LOC: LaSalle Bank)
	3.770%, 06/07/2007 (a)	9,505	9,505
	Illinois State (General Obligation)
	4.250%, 06/07/2007	50,000	50,003
	Illinois State, Merlots, Series A124 (General Obligation) (INS: FGIC)
	3.830%, 06/07/2007 (a) (b)	5,340	5,340
	Macon County - Milikin University (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
	3.780%, 06/07/2007 (a)	3,700	3,700
	Northern Cook County Solid Waste Agency (LOC: Northern Trust)
	3.790%, 06/07/2007 (a)	4,700	4,700
	St. Clair County, McKendree College Project (LOC: Bank of America)
	3.760%, 06/07/2007 (a)	5,845	5,845
	Western Springs, Timber Trails Project (LOC: LaSalle Bank)
	3.790%, 06/07/2007 (a)	25,617	25,617
	Yorkville, MPI Grande Project (LOC: LaSalle Bank)
	3.790%, 06/07/2007 (a)	3,205	3,205
			438,785
	Indiana - 3.5%
	ABN AMRO Munitops Certificates Trust, Series 2007-19 (INS: MBIA) (SPA: ABN AMRO Bank)
	3.770%, 05/17/2008 (b)	17,250	17,250
	Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank)
	3.810%, 06/07/2007 (a)	6,495	6,495
	Fort Wayne Industires Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
	3.860%, 06/07/2007 (a)	4,925	4,925
	Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
	3.750%, 06/07/2007 (a)	7,575	7,575
	Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
	3.750%, 06/07/2007 (a)	10,385	10,385
	Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
	3.790%, 06/07/2007 (a)	4,820	4,820
	Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: J.P. Morgan Chase Bank)
	3.800%, 06/07/2007 (a)	17,200	17,200
	Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
	3.800%, 06/07/2007 (a)	11,870	11,870
			80,520
	Iowa - 2.1%
	Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue (INS: MBIA)
	3.820%, 06/07/2007 (a) (b)	19,025	19,025
	Iowa Financial Authority, Health Care Facilities, Unity Healthcare (LOC: Bank of America)
	3.790%, 06/07/2007 (a)	14,505	14,505
	Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
	3.750%, 06/07/2007 (a)	8,780	8,780
	Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
	3.750%, 06/07/2007 (a)	6,000	6,000
			48,310
	Kansas - 0.8%
	Olathe Senior Living Facility, Catholic Care Campus, Series C-1 (LOC: LaSalle Bank)
	3.770%, 06/07/2007 (a)	11,300	11,300
	Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
	3.770%, 06/07/2007 (a)	8,595	8,595
			19,895
	Louisiana - 1.8%
	Louisiana Public Facilities Authority (LOC: J.P. Morgan Chase Bank)
	3.790%, 06/07/2007 (a)	8,500	8,500
	Louisiana Public Facilites Authority, Diocese Houma-Thibodaux Project (LOC: Allied Irish Bank, PLC)
	3.790%, 06/07/2007 (a)	5,900	5,900
	Louisiana Public Facilities Authority, Tiger Athletic Foundation Project (LOC: Regions Bank)
	3.760%, 06/07/2007 (a)	22,115	22,115
	3.780%, 06/07/2007 (a)	6,075	6,075
			42,590
	Maryland - 0.8%
	Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
	3.750%, 06/07/2007 (a)	15,200	15,200
	Prince Georges County Revenue, Collington Episcopal, Series B (LOC: LaSalle Bank)
	3.750%, 06/07/2007 (a)	3,650	3,650
			18,850
	Massachusetts - 2.4%
	ABN AMRO Munitops Certificates Trust, Series 2000-2 (INS: FGIC) (SPA: ABN AMRO Bank)
	3.800%, 06/07/2007 (a) (b)	10,000	10,000
	Massachusetts State, Series B (SPA: Landesbank Hessen-THRGN)
	3.780%, 06/07/2007 (a)	33,555	33,555
	Massachusetts State, Series C (SPA: State Street Bank)
	3.780%, 06/07/2007 (a)	11,400	11,400
			54,955
	Michigan - 4.9%
	Georgetown Township Economic Development, Sunset Manor Project (LOC: LaSalle Bank)
	3.760%, 06/07/2007 (a)	7,100	7,100
	Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank, PLC)
	3.810%, 06/07/2007 (a)	11,400	11,400
	Kalamazoo Economic Development, Friendship Village (LOC: Fifth Third Bank)
	3.790%, 06/07/2007 (a)	9,015	9,015
	Michigan State Hospital Finance Authority, Henry Ford Health, Series B (LOC: Landesbank Hessen-THRGN)
	3.760%, 06/07/2007 (a)	14,300	14,300
	Michigan State, Series A (LOC: Depfa Bank)
	4.250%, 09/28/2007	45,000	45,102
	State of Michigan Strategic Fund, Father Gabriel High School Project (LOC: Allied Irish Bank, PLC)
	3.780%, 06/07/2007 (a)	8,250	8,250
	State of Michigan Strategic Fund, Lutheran Social Services (LOC: National City Bank)
	3.820%, 06/07/2007 (a)	17,830	17,830
			112,997
	Minnesota - 1.4%
	Eden Prairie, Multifamily Housing Authority
	3.800%, 06/07/2007 (a)	14,105	14,105
	Mendota Heights Revenue, St. Thomas Academy Project (LOC: Allied Irish Bank, PLC)
	3.780%, 06/07/2007 (a)	1,765	1,765
	Minnesota State Higher Educational Facilities, Bethel College (INS: General Obligation of Institution) (LOC: Allied Irish Bank, PLC)
	3.840%, 06/07/2007 (a)	4,745	4,745
	Minnesota State Higher Educational Facilities, Bethel College, Series 5 (LOC: Allied Irish Bank, PLC)
	3.840%, 06/07/2007 (a)	3,815	3,815
	Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
	3.770%, 06/07/2007 (a)	8,800	8,800
			33,230
	Missouri - 1.6%
	Hazelwood School District (INS: FSA) (SPA: Wachovia Bank)
	3.830%, 06/07/2007 (a) (b)	7,805	7,805
	Jackson County Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America)
	3.810%, 06/07/2007 (a)	7,100	7,100
	Kansas City Industrial Development Authority, Bethesda Living Center, Series A (LOC: LaSalle Bank) (GTY: Bethesda Associates)
	3.790%, 06/07/2007 (a)	9,120	9,120
	Missouri State Health & Educational Facilities (LOC: Bank One)
	3.820%, 06/07/2007 (a)	8,220	8,220
	St. Louis County Industrial Development Authority, Friendship Village West (LOC: LaSalle Bank)
	3.750%, 06/07/2007 (a)	4,100	4,100
			36,345
	New Hampshire - 0.4%
	New Hampshire Health & Educational Facilites Authority, Riverwoods at Exeter (LOC: Bank of America)
	3.750%, 06/07/2007 (a)	8,820	8,820

	New Jersey - 2.1%
	New Jersey Economic Development Authority, Morris Museum Project (LOC: J.P. Morgan Chase Bank)
	3.740%, 06/07/2007 (a)	10,000	10,000
	New Jersey State Tax & Revenue Anticipation Notes
	4.500%, 06/22/2007	40,000	40,018
			50,018
	New York - 1.9%
	ABN AMRO Munitops Certificates Trust, Series 1999-3 (INS: MBIA) (SPA: ABN AMRO Bank)
	3.830%, 06/07/2007 (a) (b)	5,000	5,000
	New York City Transitional Financing Authority, New York City Recovery, Series 3, Subseries 3B (SPA: Citigroup Global Markets)
	3.920, 06/01/2007 (a)	14,725	14,725
	New York State Housing Finance Agency Revenue, Historic Front Street, Series A (LOC: Bank of New York)
	3.700%, 06/07/2007 (a)	5,000	5,000
	New York State Housing Finance Agency Revenue, Series E (LOC: BNP Paribas)
	3.780%, 06/07/2007 (a)	10,000	10,000
	New York, Subseries H-2 (General Obligation) (LOC: Dexia Credit Local)
	3.880%, 06/01/2007 (a)	8,730	8,730
			43,455
	North Carolina - 2.0%
	North Carolina Capital Facilities Finance Agency, Recreational Facilities, Greater Charlotte YMCA (LOC: Wachovia Bank)
	3.800%, 06/07/2007 (a)	17,500	17,500
	North Carolina Medical Care Community Health Care Facilities, Angel Medical Center (LOC: Wachovia Bank)
	3.810%, 06/07/2007 (a)	4,500	4,500
	North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank)
	3.810%, 06/07/2007 (a)	9,365	9,365
	North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank)
	3.810%, 06/07/2007 (a)	9,055	9,055
	North Carolina Wolfpack Club Project (LOC: Bank of America)
	3.760%, 06/07/2007 (a)	6,500	6,500
			46,920
	North Dakota - 0.2%
	Mercer County Pollution Control (LOC: LaSalle Bank)
	3.790%, 06/07/2007 (a)	3,600	3,600

	Ohio - 6.1%
	Akron, Bath, and Copley, Summa Health Systems, Series B (LOC: Bank One)
	3.790%, 06/07/2007 (a)	6,090	6,090
	Cuyahoga County Continuing Care Facilities (LOC: LaSalle Bank)
	3.750%, 06/07/2007 (a)	10,500	10,500
	Cuyahoga County Metrohealth System (LOC: National City Bank)
	3.790%, 06/07/2007 (a)	11,900	11,900
	Dayton-Montgomery County, Caresource Project, Series A (LOC: Fifth Third Bank)
	3.870%, 06/07/2007 (a)	11,000	11,000
	Franklin County Health Care Facilities (LOC: National City Bank)
	3.780%, 06/07/2007 (a)	3,400	3,400
	Franklin County Health Care Facilities, Friendship Village Dublin, Series B (LOC: LaSalle Bank)
	3.750%, 06/07/2007 (a)	5,700	5,700
	Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC)
	3.810%, 06/07/2007 (a)	16,150	16,150
	Franklin County Health Care Facilities, Presbyterian, Series B (LOC: National City Bank)
	3.790%, 06/07/2007 (a)	8,000	8,000
	Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank)
	3.780%, 06/07/2007 (a)	4,155	4,155
	Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank)
	3.780%, 06/07/2007 (a)	2,120	2,120
	Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank)
	3.780%, 06/07/2007 (a)	10,200	10,200
	Fulton County Health Center (LOC: J.P. Morgan Chase Bank)
	3.810%, 06/07/2007 (a)	12,300	12,300
	Hamilton County Sales Tax (INS: AMBAC)
	3.820%, 06/07/2007 (a) (b)	12,345	12,345
	Logan County Health Care Facilities (LOC: Fifth Third Bank)
	3.810%, 06/07/2007 (a)	10,015	10,015
	Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
	3.780%, 06/07/2007 (a)	2,100	2,100
	Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank)
	3.750%, 06/07/2007 (a)	8,465	8,465
	Rickenbacker Port Authority Capital Funding
	3.820%, 06/07/2007 (a) (b)	6,560	6,560
			141,000
	Oklahoma - 0.1%
	Oklahoma Authority Revenue, American Cancer Society Project (LOC: Bank of America)
	3.810%, 06/07/2007 (a)	2,595	2,595

	Oregon - 0.7%
	Clackamas County Hospital Facilities, Senior Living Facility, Mary's Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
	3.780%, 06/07/2007 (a)	15,270	15,270

	Pennsylvania - 5.8%
	ABN AMRO Munitops Certificates Trust, Series 2001-30 (INS: MBIA) (SPA: ABN AMRO Bank)
	3.820%, 06/07/2007 (a) (b)	5,000	5,000
	Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project (LOC: Allied Irish Bank, PLC)
	3.780%, 06/07/2007 (a)	15,035	15,035
	Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
	3.780%, 06/07/2007 (a)	20,000	20,000
	Delaware County Authority Revenue, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
	3.750%, 06/07/2007 (a)	8,230	8,230
	Delaware Valley Regional Financing Authority, Series B (LOC: Bayerische Landesbank)
	3.780%, 06/07/2007 (a)	20,800	20,800
	Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank)
	3.810%, 06/07/2007 (a)	9,025	9,025
	Lehigh County General Purpose (GTY: Citibank)
	3.820%, 06/07/2007 (a) (b)	20,000	20,000
	Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
	3.770%, 06/07/2007 (a)	3,455	3,455
	Luzerne County Convention Center, Series A (LOC: Wachovia Bank)
	3.810%, 06/07/2007 (a)	1,300	1,300
	Montgomery County Industrial Development Authority, Philadelphia Presbytery Homes, Series A (LOC: Wachovia Bank)
	3.750%, 06/07/2007 (a)	16,600	16,600
	Philadelphia Industrial Development Authority, Girard Estate Aramark (LOC: Bank of New York)
	3.820%, 06/07/2007 (a)	3,600	3,600
	Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
	3.770%, 06/07/2007 (a)	11,000	11,000
			134,045
	Puerto Rico - 1.0%
	ABN AMRO Munitops Certificates Trust, Series 2000-17 (SPA: ABN AMRO Bank)
	3.780%, 06/07/2007 (a) (b)	24,400	24,400

	Rhode Island - 0.5%
	Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
	3.750%, 06/07/2007 (a)	11,525	11,525

	South Carolina - 0.4%
	Charleston Waterworks & Sewer, Series A (SPA: Bank of America)
	3.760%, 06/07/2007 (a)	8,665	8,665

	Tennessee - 1.9%
	Dayton Industrial Development Board Educational Facilities, Bryan College Dormitory Project (LOC: Region's Bank)
	3.800%, 06/07/2007 (a)	4,000	4,000
	Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust Bank)
	3.760%, 06/07/2007 (a)	7,000	7,000
	Knox County Health Educational & Housing Facilities Board, Volunteer Student Housing Project (LOC: Allied Irish Bank, PLC)
	3.780%, 06/07/2007 (a)	19,600	19,600
	Met Government Nashville & Davidson (LOC: Societe Generale)
	3.880%, 06/07/2007 (a) (b)	7,035	7,035
	Met Government Nashville & Davidson, Health & Educational Facilities Board, Adventist Health, Series A (LOC: Suntrust Bank)
	3.750%, 06/07/2007 (a)	2,780	2,780
	Rutherford County Industrial Development - Square D Company (LOC: Societe Generale)
	4.080%, 06/07/2007 (a)	4,100	4,100
			44,515
	Texas - 10.2%
	ABN AMRO Munitops Certificates Trust, Frisco School District (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
	3.700%, 07/26/2007 (b)	9,695	9,695
	ABN AMRO Munitops Certificates Trust, Series 2000-13 (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
	3.810%, 06/07/2007 (a) (b)	8,500	8,500
	ABN AMRO Munitops Certificates Trust, Series 2002-8 (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
	3.770%, 05/17/2008 (b)	11,390	11,390
	ABN AMRO Munitops Certificates Trust, Series 2006-70 (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
	3.770%, 05/17/2008 (b)	6,995	6,995
	ABN AMRO Munitops Certificates Trust, Series 2007-28 (General Obligation) (INS: FGIC) (SPA: ABN AMRO Bank)
	3.830%, 06/07/2007 (a) (b)	10,795	10,795
	ABN AMRO Munitops Certificates Trust, Williamson County (INS: FSA) (SPA: ABN AMRO Bank)
	3.700%, 06/21/2007 (b)	10,395	10,395
	Aldine Independent School District (General Obligation) (INS: PSF-Guaranteed)
	3.820%, 06/07/2007 (a) (b)	5,745	5,745
	Crawford Educational Facilities, Prince Peace Christian School (LOC: Wachovia Bank)
	3.760%, 06/07/2007 (a)	5,530	5,530
	Dickinson Independent School District, Series 1517 (General Obligation) (INS: PSF-Guaranteed)
	3.830%, 06/07/2007 (a) (b)	2,000	2,000
	Ector County Independent School District, Series 1707 (General Obligation) (INS: PSF-Guaranteed)
	3.820%, 06/07/2007 (a) (b)	1,550	1,550
	Georgetown Health Facilities Development, Retirement Facilities, Wesleyan Homes (LOC: Regions Bank)
	3.750%, 06/07/2007 (a)	4,000	4,000
	Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank)
	3.810%, 06/07/2007 (a)	19,000	19,000
	HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
	3.770%, 06/07/2007 (a)	10,000	10,000
	HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
	3.790%, 06/07/2007 (a)	5,200	5,200
	Katy Independent School District (General Obligation) (INS: PSF-Guaranteed)
	3.820%, 06/07/2007 (a) (b)	7,280	7,280
	Kendall County Health Facilities, Morningside Ministries (LOC: Bank One)
	3.830%, 06/07/2007 (a)	25,215	25,215
	Kendall County Health Facilities, Morningside Ministries, Series B (LOC: Bank One)
	3.830%, 06/07/2007 (a)	2,720	2,720
	Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
	3.810%, 06/07/2007 (a)	17,280	17,280
	San Antonio, Putters, Series 1611
	3.830%, 06/07/2007 (a) (b)	7,690	7,690
	Tarrant County Cultural Educational Facilities Financing, Northwest Senior Retirement Facility, Edgemere, Series B (LOC: LaSalle Bank)
	3.750%, 06/07/2007 (a)	9,900	9,900
	Texas State Revenue Anticipation Notes
	4.500%, 08/31/2007	50,000	50,096
	Travis County Housing Financing, Student Housing, College Houses Project (LOC: Wachovia Bank)
	3.780%, 06/07/2007 (a)	5,425	5,425
			236,401
	Utah - 0.4%
	Utah Transportation Authority Sales Tax Revenue, Series B (LOC: Fortis Bank)
	3.910%, 06/01/2007 (a)	10,200	10,200

	Virginia - 3.2%
	ABN AMRO Munitops Certificates Trust, Series 1998-21 (INS: FSA) (SPA: ABN AMRO Bank)
	3.800%, 06/07/2007 (a) (b)	21,750	21,750
	Alexandria Industrial Development Authority, Goodwin House (LOC: Wachovia Bank)
	3.850%, 06/01/2007 (a)	405	405
	Fairfax County Economic Development Authority, The Lorton Arts Foundation (LOC: Wachovia Bank)
	3.780%, 06/07/2007 (a)	14,000	14,000
	Harrisonburg Industrial Development Authority, Series A (LOC: Sovereign Bank) (LOC: Citibank)
	3.770%, 06/07/2007 (a)	18,545	18,545
	Virginia College Building Authority Educational Facilities, Shenandoah University Project (LOC: Branch Banking & Trust)
	3.900%, 06/01/2007 (a)	20,695	20,695
			75,395
	Washington - 3.8%
	ABN AMRO Munitops Certificates Trust, Washington State (INS: MBIA-Insured Bond Certificate) (SPA: ABN AMRO Bank)
	3.800%, 06/07/2007 (a) (b)	19,000	19,000
	Washington State (General Obligation) (INS: FSA)
	3.820%, 06/07/2007 (a) (b)	14,990	14,990
	Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America)
	3.830%, 06/07/2007 (a)	6,160	6,160
	Washington State Housing Financial Nonprofit Revenue, Bush School Project (LOC: Bank of America)
	3.850%, 06/07/2007 (a)	9,000	9,000
	Washington State Housing Financial Nonprofit Revenue, Judson Park Project (LOC: Sovereign Bank) (LOC: KBC Bank)
	3.780%, 06/07/2007 (a)	5,810	5,810
	Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
	3.840%, 06/07/2007 (a)	17,620	17,620
	Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
	3.810%, 06/07/2007 (a)	6,310	6,310
	Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
	3.750%, 06/07/2007 (a)	9,000	9,000
			87,890
	West Virginia - 2.0%
	ABN AMRO Munitops Certificates Trust, Series 2000-12 (INS: MBIA) (SPA: ABN AMRO Bank)
	3.810%, 06/07/2007 (a) (b)	6,000	6,000
	ABN AMRO Munitops Certificates Trust, West Virginia (INS: FGIC) (SPA: ABN AMRO Bank)
	3.700%, 07/26/2007 (b)	30,995	30,995
	Monongalia County, Trinity Christian School (LOC: Fifth Third Bank)
	3.750%, 06/07/2007 (a)	9,060	9,060
	West Virginia State Hospial Financing Authority, Pallottine Health, Series A1 (LOC: Fifth Third Bank)
	3.770%, 06/07/2007 (a)	130	130
			46,185
	Wisconsin - 1.4%
	Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank)
	3.780%, 06/07/2007 (a)	4,790	4,790
	Wisconsin State Health & Educational Facilities, Felician Services, Series A (INS: AMBAC) (SPA: Bank One)
	3.740%, 06/07/2007 (a)	75	75
	Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty)
	3.750%, 06/07/2007 (a)	8,000	8,000
	Wisconsin State Health & Educational Facilities, Marshfield, Series B (LOC: M&I Bank)
	3.790%, 06/07/2007 (a)	6,500	6,500
	Wisconsin State Health & Educational Facilities, Oakwood Village (LOC: M&I Bank)
	3.780%, 06/07/2007 (a)	10,555	10,555
	Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
	3.780%, 06/07/2007 (a)	3,740	3,740
			33,660
	Total Municipal Bonds
	(Cost $2,327,192)		2,327,192

	Money Market Fund - 0.1%	SHARES
	AIM TFIT-Tax-Free Cash Reserve Portfolio
	(Cost $937)	936,689	937
	Total Investments - 100.4%
	(Cost $2,328,129)		2,328,129
	Other Assets and Liabilities, Net - (0.4)%		(8,518)
	Total Net Assets - 100.0%		$2,319,611

+
Investment securities held are stated at amortized cost, which approximates market value.  Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.  In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's pricing services.  These values are then compared to the securities' amortized cost.  Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing agent.  If the differences between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 50% of the allowable 0.5% threshold, the fund's administrator will notify the fund's board of directors.  The board of directors will then determine what action, if any, to take.

(a)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2007. The date shown is the next reset date.
(b)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of May 31, 2007, the value of these investments was $402,746 or 17.4% of total net assets.

	AMBAC - American Municipal Bond Assurance Company
	FGIC - Financial Guaranty Insurance Corporation
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	FSA - Financial Security Assistance
	GTY - Guarantee Agreement
	INS - Insured
	LOC - Letter of Credit
	MBIA - Municipal Bond Insurance Association
	PLC - Public Liability Company
	PSF - Permanent School Fund
	SPA - Standby Purchase Agreement

Schedule of Investments May 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE +

Repurchase Agreements - 100.4%
ABN AMRO
5.070%, dated 05/31/2007, matures 06/01/2007, repurchase price $4,000,563 (collateralized by U.S. Treasury Obligations: Total market value $4,080,001)	$4,000,000	$4,000,000
Bank of America
5.070%, dated 05/31/2007, matures 06/01/2007, repurchase price $225,032 (collateralized by U.S. Treasury Obligations: Total market value $229,501)	225,000	225,000
Barclays
5.070%, dated 05/31/2007, matures 06/01/2007, repurchase price $2,000,282 (collateralized by U.S. Treasury Obligations: Total market value $2,040,000)	2,000,000	2,000,000
Bear Stearns
5.080%, dated 05/31/2007, matures 06/01/2007, repurchase price $1,500,212 (collateralized by U.S. Treasury Obligations: Total market value $1,535,089)	1,500,000	1,500,000
Calyon
5.080%, dated 05/31/2007, matures 06/01/2007, repurchase price $250,035 (collateralized by U.S. Treasury Obligations: Total market value $255,000)	250,000	250,000
CS First Boston
5.080%, dated 05/31/2007, matures 06/01/2007, repurchase price $1,300,183 (collateralized by U.S. Treasury Obligations: Total market value $1,326,010)	1,300,000	1,300,000
Deutsche Bank
5.080%, dated 05/31/2007, matures 06/01/2007, repurchase price $2,450,346 (collateralized by U.S. Treasury Obligations: Total market value $2,499,000)	2,450,000	2,450,000
Goldman Sachs
3.000%, dated 05/31/2007, matures 06/01/2007, repurchase price $250,021 (collateralized by U.S. Treasury Obligations: Total market value $255,001)	250,000	250,000
Goldman Sachs
5.070%, dated 05/31/2007, matures 06/01/2007, repurchase price $1,500,211 (collateralized by U.S. Treasury Obligations: Total market value $1,530,000)	1,500,000	1,500,000
Greenwich Capital
5.080%, dated 05/31/2007, matures 06/01/2007, repurchase price $1,000,141 (collateralized by U.S. Treasury Obligations: Total market value $1,020,001)	1,000,000	1,000,000
Merrill Lynch
5.070%, dated 05/31/2007, matures 06/01/2007, repurchase price $1,700,239 (collateralized by U.S. Treasury Obligations: Total market value $1,734,004)	1,700,000	1,700,000
Morgan Stanley
5.070%, dated 05/31/2007, matures 06/01/2007, repurchase price $1,000,141 (collateralized by U.S. Treasury Obligations: Total market value $1,020,671)	1,000,000	1,000,000
UBS Warburg
5.050%, dated 05/31/2007, matures 06/01/2007, repurchase price $3,297,132 (collateralized by U.S. Treasury Obligations: Total market value $3,362,605)	3,296,670	3,296,670

Total Repurchase Agreements
(Cost $20,471,670)		20,471,670
Other Assets and Liabilities, Net - (0.4)%		(80,025)
Total Net Assets - 100.0%		$20,391,645

+	Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 50% of the allowable 0.5% threshold, the fund's administrator will notify the fund's board of directors. The board of directors will then determine what action, if any, to take.

Schedule of Investments May 31, 2007 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE +

U.S. Treasury Obligations - 99.0%
U.S. Treasury Bills (a)
5.075%, 06/15/2007	$110,000	$109,783
4.828%, 06/21/2007	246,618	245,956
4.859%, 06/28/2007	35,000	34,872
4.865%, 07/05/2007	25,000	24,885
4.833%, 07/12/2007	92,000	91,494
4.839%, 07/19/2007	87,383	86,819
4.698%, 07/26/2007	7,000	6,950
4.836%, 08/02/2007	20,000	19,833
4.745%, 08/16/2007	14,500	14,355
4.815%, 09/06/2007	25,000	24,676
4.875%, 09/13/2007	15,000	14,789
4.871%, 09/20/2007	15,000	14,775
4.870%, 09/27/2007	15,000	14,761
4.881%, 10/04/2007	25,000	24,576
4.879%, 10/11/2007	25,000	24,553
Total U.S. Treasury Obligations
(Cost $753,077)		753,077

Money Market Fund - 1.3%	SHARES
Goldman Sachs Financial Square Treasury Instruments Fund
(Cost $9,846)	9,846,062	9,846
Total Investments - 100.3%
(Cost $762,923)		762,923
Other Assets and Liabilities, Net - (0.3)%		(2,382)
Total Net Assets - 100.0%		$760,541

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 50% of the allowable 0.5% threshold, the fund's administrator will notify the fund's board of directors. The board of directors will then determine what action, if any, to take.

(a) Yield shown is effective yield as of May 31, 2007.

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  July 24, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:  July 24, 2007